Revenue - Summary of Company's Revenue Based on Nature of Products and Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Revenue	$ 91,221	$ 71,851
Hardware [Member]
Disaggregation Of Revenue [Line Items]
Revenue	64,974	52,119
Consumables [Member]
Disaggregation Of Revenue [Line Items]
Revenue	19,567	15,498
Service [Member]
Disaggregation Of Revenue [Line Items]
Revenue	$ 6,680	$ 4,234